SHARE BASED PAYMENTS (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) yr shares
Share Based Payments 1	12,108,016
Share Based Payments 2	5,432,656
Share Based Payments 3 | $	$ 440,633
Share Based Payments 4 | yr	0.76
Share Based Payments 5	0.00%